Investments - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Aug. 31, 2010 Runa Inc.,	Mar. 31, 2013 Runa Inc.,
Schedule of Equity Method Investments [Line Items]
Conversion of Runa Inc. promissory notes into equity shares			$ 1,300,000	$ 1,300,000
Percentage of equity interest ownership				10.00%
Promissory notes		1,100,000			104,987
Impairment of investment			543,220
Sale of investment in equity method investee	1,452,944	937,866
Gain on sale of investment in equity method investee	$ 1,292,168	$ 749,897